Note 20 - Commitments and Contingencies (Details) - Minimum Operating Lease Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Minimum Operating Lease Payments [Abstract]
2014	$ 65,095
2015	55,342
2016	43,743
2017	32,445
2018	26,669
Thereafter	$ 83,424